OTHER INCOME (EXPENSE, NET (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
OTHER INCOME (EXPENSE), NET.
American Depositary Receipt reimbursement		$ 1,600,000	¥ 9,917,716
Others			287,559	¥ (840,303)
Total		$ 1,575,424	¥ 10,205,275	¥ (840,303)	¥ (1,108,275)
Agreed upon reimbursement in years o f certain expenses with the Company's ADS and investor relation programs	5 years 6 months